UNPAID CLAIM AND CLAIM EXPENSES - CUMULATIVE CLAIMS PAID AND INCURRED CLAIMS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Claims Development [Line Items]
Cumulative long-term disability incurred claims	$ 17.5	$ 9.9	$ 3.1
IBNR	3.8	2.8
2017
Claims Development [Line Items]
Cumulative long-term disability incurred claims	1.9	2.5	$ 3.1
IBNR	0.0
Claim Frequency	108.0	107.0
2018
Claims Development [Line Items]
Cumulative long-term disability incurred claims	5.2	7.4
IBNR		2.8
Claim Frequency	183.0	$ 146.0
2019
Claims Development [Line Items]
Cumulative long-term disability incurred claims	10.4
IBNR	3.8
Claim Frequency	$ 170.0